Prepaids and other receivables (Details Narrative) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Prepaids And Other Receivables
Prepaid insurance expenses	$ 998,489
Prepaid marketing fees	$ 296,208
issuance of common shares	75,000
Other tax receivable	$ 303,748